SECURED DEBENTURE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 28,875	$ 24,854
Debenture liability	$ 1,099,250		$ 1,090,827